Financial Income, Net	12 Months Ended
Dec. 31, 2023
Financial Income, Net [Abstract]
FINANCIAL INCOME, NET
NOTE 17:-	FINANCIAL INCOME, NET

Financial income, net:

	Year Ended December 31,
	2023	2022	2021
Financial income:

Interest on bank deposits and other interest income	$20,246	$6,586	$2,129
Exchange rate differences, net	-	2,426	-
Realized gain on sale of marketable securities, net	-	-	32
Interest on marketable securities	7,343	6,465	3,243

	27,589	15,477	5,404
Financial expenses:

Bank charges	(236)	(265)	(286)
Exchange rate differences, net	(2,315)	-	(1,240)
Realized loss on sale of marketable securities, net	(134)	(10)	-
Amortization of premium and accretion of discount on marketable securities, net	(754)	(1,820)	(1,279)

	(3,439)	(2,095)	(2,805)

Total financial income, net:	$24,150	$13,382	$2,599